Loans and Leases and Allowance for Credit Losses (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Aging Analysis of Loans and Leases
Commercial and industrial	$ 17,594,276		$ 16,970,689
Commercial real estate	4,850,094		5,399,240
Automobile	6,638,713	[1]	4,633,820	[1]
Home equity	8,336,318		8,335,342
Residential mortgage	5,321,088		4,969,672
Other consumer	380,011		419,662
Commercial and Industrial [Member]
Net investments in lease financing receivables by category
Lease payments receivable	1,426,928		1,477,296
Estimated residual value of leased assets	409,184		332,369
Gross investment in lease financing receivables	1,836,112		1,809,665
Net deferred origination fees/costs	3,105		2,805
Unearned income	165,052		142,904
Total net investment in lease financing receivables	1,674,165		1,669,566
Commercial and industrial owner occupied [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	4,347,872		4,285,919
Other commercial and industrial [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	13,210,878		12,630,298
Commercial real estate retail properties [Member]
Aging Analysis of Loans and Leases
Commercial real estate	1,263,569		1,430,859
Commercial real estate Multi family [Member]
Aging Analysis of Loans and Leases
Commercial real estate	1,025,591		984,400
Commercial real estate office [Member]
Aging Analysis of Loans and Leases
Commercial real estate	942,293		936,114
Commercial real estate Industrial and warehouse [Member]
Aging Analysis of Loans and Leases
Commercial real estate	472,893		596,902
Other commercial real estate [Member]
Aging Analysis of Loans and Leases
Commercial real estate	1,063,675		1,324,042
Automobile Loan [Member]
Net investments in lease financing receivables by category
Total net investment in lease financing receivables	0		615
Home equity secured by first-lien other [Member]
Aging Analysis of Loans and Leases
Home equity	4,842,144		4,380,587
Home equity secured by junior-lien [Member]
Aging Analysis of Loans and Leases
Home equity	3,494,174		3,954,755
Commercial and industrial purchased impaired
Aging Analysis of Loans and Leases
Commercial and industrial	35,526
Commercial real estate purchased impaired
Aging Analysis of Loans and Leases
Commercial real estate	82,073
Residential mortgage purchased impaired
Aging Analysis of Loans and Leases
Residential mortgage	2,498
Other consumer purchased impaired
Aging Analysis of Loans and Leases
Other consumer	129
Residential mortgage other
Aging Analysis of Loans and Leases
Residential mortgage	5,318,590		4,967,429
Other consumer other
Aging Analysis of Loans and Leases
Other consumer	379,882		419,522
Due Past 30 To 59 Days [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	16,518		32,668
Commercial real estate	31,130		22,352
Automobile	45,174		36,267
Home equity	49,516		60,653
Residential mortgage	101,778		118,640
Other consumer	6,534		7,431
Due Past 30 To 59 Days [Member] | Commercial and industrial owner occupied [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	5,935		11,409
Due Past 30 To 59 Days [Member] | Other commercial and industrial [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	10,342		20,273
Due Past 30 To 59 Days [Member] | Commercial real estate retail properties [Member]
Aging Analysis of Loans and Leases
Commercial real estate	19,372		3,459
Due Past 30 To 59 Days [Member] | Commercial real estate Multi family [Member]
Aging Analysis of Loans and Leases
Commercial real estate	2,425		7,961
Due Past 30 To 59 Days [Member] | Commercial real estate office [Member]
Aging Analysis of Loans and Leases
Commercial real estate	1,635		1,054
Due Past 30 To 59 Days [Member] | Commercial real estate Industrial and warehouse [Member]
Aging Analysis of Loans and Leases
Commercial real estate	465		6,597
Due Past 30 To 59 Days [Member] | Other commercial real estate [Member]
Aging Analysis of Loans and Leases
Commercial real estate	5,922		2,725
Due Past 30 To 59 Days [Member] | Home equity secured by first-lien other [Member]
Aging Analysis of Loans and Leases
Home equity	20,551		26,288
Due Past 30 To 59 Days [Member] | Home equity secured by junior-lien [Member]
Aging Analysis of Loans and Leases
Home equity	28,965		34,365
Due Past 30 To 59 Days [Member] | Commercial and industrial purchased impaired
Aging Analysis of Loans and Leases
Commercial and industrial	241		986
Due Past 30 To 59 Days [Member] | Commercial real estate purchased impaired
Aging Analysis of Loans and Leases
Commercial real estate	1,311		556
Due Past 30 To 59 Days [Member] | Residential mortgage purchased impaired
Aging Analysis of Loans and Leases
Residential mortgage	194		58
Due Past 30 To 59 Days [Member] | Other consumer purchased impaired
Aging Analysis of Loans and Leases
Other consumer	69		0
Due Past 30 To 59 Days [Member] | Residential mortgage other
Aging Analysis of Loans and Leases
Residential mortgage	101,584		118,582
Due Past 30 To 59 Days [Member] | Other consumer other
Aging Analysis of Loans and Leases
Other consumer	6,465		7,431
Due Past 60 To 89 Days [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	5,387		14,046
Commercial real estate	7,564		11,993
Automobile	8,863		7,803
Home equity	21,817		26,545
Residential mortgage	41,784		44,747
Other consumer	1,276		2,193
Due Past 60 To 89 Days [Member] | Commercial and industrial owner occupied [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	1,879		6,302
Due Past 60 To 89 Days [Member] | Other commercial and industrial [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	3,075		4,211
Due Past 60 To 89 Days [Member] | Commercial real estate retail properties [Member]
Aging Analysis of Loans and Leases
Commercial real estate	1,228		4,203
Due Past 60 To 89 Days [Member] | Commercial real estate Multi family [Member]
Aging Analysis of Loans and Leases
Commercial real estate	943		1,314
Due Past 60 To 89 Days [Member] | Commercial real estate office [Member]
Aging Analysis of Loans and Leases
Commercial real estate	545		2,415
Due Past 60 To 89 Days [Member] | Commercial real estate Industrial and warehouse [Member]
Aging Analysis of Loans and Leases
Commercial real estate	3,714		118
Due Past 60 To 89 Days [Member] | Other commercial real estate [Member]
Aging Analysis of Loans and Leases
Commercial real estate	1,134		2,192
Due Past 60 To 89 Days [Member] | Home equity secured by first-lien other [Member]
Aging Analysis of Loans and Leases
Home equity	8,746		9,992
Due Past 60 To 89 Days [Member] | Home equity secured by junior-lien [Member]
Aging Analysis of Loans and Leases
Home equity	13,071		16,553
Due Past 60 To 89 Days [Member] | Commercial and industrial purchased impaired
Aging Analysis of Loans and Leases
Commercial and industrial	433		3,533
Due Past 60 To 89 Days [Member] | Commercial real estate purchased impaired
Aging Analysis of Loans and Leases
Commercial real estate	0		1,751
Due Past 60 To 89 Days [Member] | Residential mortgage purchased impaired
Aging Analysis of Loans and Leases
Residential mortgage	0		0
Due Past 60 To 89 Days [Member] | Other consumer purchased impaired
Aging Analysis of Loans and Leases
Other consumer	0		76
Due Past 60 To 89 Days [Member] | Residential mortgage other
Aging Analysis of Loans and Leases
Residential mortgage	41,784		44,747
Due Past 60 To 89 Days [Member] | Other consumer other
Aging Analysis of Loans and Leases
Other consumer	1,276		2,117
Due Past 90 Or More Days [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	51,430		73,431
Commercial real estate	75,407		132,630
Automobile	5,140		4,438
Home equity	59,864		63,472
Residential mortgage	159,295		164,644
Other consumer	998		1,672
Due Past 90 Or More Days [Member] | Commercial and industrial owner occupied [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	25,658		31,997
Due Past 90 Or More Days [Member] | Other commercial and industrial [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	11,210		14,786
Due Past 90 Or More Days [Member] | Commercial real estate retail properties [Member]
Aging Analysis of Loans and Leases
Commercial real estate	5,252		9,677
Due Past 90 Or More Days [Member] | Commercial real estate Multi family [Member]
Aging Analysis of Loans and Leases
Commercial real estate	6,726		12,062
Due Past 90 Or More Days [Member] | Commercial real estate office [Member]
Aging Analysis of Loans and Leases
Commercial real estate	12,700		23,335
Due Past 90 Or More Days [Member] | Commercial real estate Industrial and warehouse [Member]
Aging Analysis of Loans and Leases
Commercial real estate	4,395		5,433
Due Past 90 Or More Days [Member] | Other commercial real estate [Member]
Aging Analysis of Loans and Leases
Commercial real estate	7,192		25,463
Due Past 90 Or More Days [Member] | Home equity secured by first-lien other [Member]
Aging Analysis of Loans and Leases
Home equity	28,472		28,322
Due Past 90 Or More Days [Member] | Home equity secured by junior-lien [Member]
Aging Analysis of Loans and Leases
Home equity	31,392		35,150
Due Past 90 Or More Days [Member] | Commercial and industrial purchased impaired
Aging Analysis of Loans and Leases
Commercial and industrial	14,562		26,648
Due Past 90 Or More Days [Member] | Commercial real estate purchased impaired
Aging Analysis of Loans and Leases
Commercial real estate	39,142		56,660
Due Past 90 Or More Days [Member] | Residential mortgage purchased impaired
Aging Analysis of Loans and Leases
Residential mortgage	339		609
Due Past 90 Or More Days [Member] | Other consumer purchased impaired
Aging Analysis of Loans and Leases
Other consumer	0		0
Due Past 90 Or More Days [Member] | Residential mortgage other
Aging Analysis of Loans and Leases
Residential mortgage	158,956		164,035
Due Past 90 Or More Days [Member] | Other consumer other
Aging Analysis of Loans and Leases
Other consumer	998		1,672
Due Past [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	73,335		120,145
Commercial real estate	114,101		166,975
Automobile	59,177		48,508
Home equity	131,197		150,670
Residential mortgage	302,857		328,031
Other consumer	8,808		11,296
Due Past [Member] | Commercial and industrial owner occupied [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	33,472		49,708
Due Past [Member] | Other commercial and industrial [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	24,627		39,270
Due Past [Member] | Commercial real estate retail properties [Member]
Aging Analysis of Loans and Leases
Commercial real estate	25,852		17,339
Due Past [Member] | Commercial real estate Multi family [Member]
Aging Analysis of Loans and Leases
Commercial real estate	10,094		21,337
Due Past [Member] | Commercial real estate office [Member]
Aging Analysis of Loans and Leases
Commercial real estate	14,880		26,804
Due Past [Member] | Commercial real estate Industrial and warehouse [Member]
Aging Analysis of Loans and Leases
Commercial real estate	8,574		12,148
Due Past [Member] | Other commercial real estate [Member]
Aging Analysis of Loans and Leases
Commercial real estate	14,248		30,380
Due Past [Member] | Home equity secured by first-lien other [Member]
Aging Analysis of Loans and Leases
Home equity	57,769		64,602
Due Past [Member] | Home equity secured by junior-lien [Member]
Aging Analysis of Loans and Leases
Home equity	73,428		86,068
Due Past [Member] | Commercial and industrial purchased impaired
Aging Analysis of Loans and Leases
Commercial and industrial	15,236		31,167
Due Past [Member] | Commercial real estate purchased impaired
Aging Analysis of Loans and Leases
Commercial real estate	40,453		58,967
Due Past [Member] | Residential mortgage purchased impaired
Aging Analysis of Loans and Leases
Residential mortgage	533		667
Due Past [Member] | Other consumer purchased impaired
Aging Analysis of Loans and Leases
Other consumer	69		76
Due Past [Member] | Residential mortgage other
Aging Analysis of Loans and Leases
Residential mortgage	302,324		327,364
Due Past [Member] | Other consumer other
Aging Analysis of Loans and Leases
Other consumer	8,739		11,220
Current Loans And Leases [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	17,520,941		16,850,544
Commercial real estate	4,735,993		5,232,265
Automobile	6,579,536		4,585,312
Home equity	8,205,121		8,184,672
Residential mortgage	5,018,231		4,641,641
Other consumer	371,203		408,366
Current Loans And Leases [Member] | Commercial and industrial owner occupied [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	4,314,400		4,236,211
Current Loans And Leases [Member] | Other commercial and industrial [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	13,186,251		12,591,028
Current Loans And Leases [Member] | Commercial real estate retail properties [Member]
Aging Analysis of Loans and Leases
Commercial real estate	1,237,717		1,413,520
Current Loans And Leases [Member] | Commercial real estate Multi family [Member]
Aging Analysis of Loans and Leases
Commercial real estate	1,015,497		963,063
Current Loans And Leases [Member] | Commercial real estate office [Member]
Aging Analysis of Loans and Leases
Commercial real estate	927,413		909,310
Current Loans And Leases [Member] | Commercial real estate Industrial and warehouse [Member]
Aging Analysis of Loans and Leases
Commercial real estate	464,319		584,754
Current Loans And Leases [Member] | Other commercial real estate [Member]
Aging Analysis of Loans and Leases
Commercial real estate	1,049,427		1,293,662
Current Loans And Leases [Member] | Home equity secured by first-lien other [Member]
Aging Analysis of Loans and Leases
Home equity	4,784,375		4,315,985
Current Loans And Leases [Member] | Home equity secured by junior-lien [Member]
Aging Analysis of Loans and Leases
Home equity	3,420,746		3,868,687
Current Loans And Leases [Member] | Commercial and industrial purchased impaired
Aging Analysis of Loans and Leases
Commercial and industrial	20,290		23,305
Current Loans And Leases [Member] | Commercial real estate purchased impaired
Aging Analysis of Loans and Leases
Commercial real estate	41,620		67,956
Current Loans And Leases [Member] | Residential mortgage purchased impaired
Aging Analysis of Loans and Leases
Residential mortgage	1,965		1,576
Current Loans And Leases [Member] | Other consumer purchased impaired
Aging Analysis of Loans and Leases
Other consumer	60		64
Current Loans And Leases [Member] | Residential mortgage other
Aging Analysis of Loans and Leases
Residential mortgage	5,016,266		4,640,065
Current Loans And Leases [Member] | Other consumer other
Aging Analysis of Loans and Leases
Other consumer	371,143		408,302
Total Loans And Leases [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	17,594,276		16,970,689
Commercial real estate	4,850,094		5,399,240
Automobile	6,638,713		4,633,820
Home equity	8,336,318		8,335,342
Residential mortgage	5,321,088		4,969,672
Other consumer	380,011		419,662
Total Loans And Leases [Member] | Commercial and industrial owner occupied [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	4,347,872		4,285,919
Total Loans And Leases [Member] | Other commercial and industrial [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	13,210,878		12,630,298
Total Loans And Leases [Member] | Commercial real estate retail properties [Member]
Aging Analysis of Loans and Leases
Commercial real estate	1,263,569		1,430,859
Total Loans And Leases [Member] | Commercial real estate Multi family [Member]
Aging Analysis of Loans and Leases
Commercial real estate	1,025,591		984,400
Total Loans And Leases [Member] | Commercial real estate office [Member]
Aging Analysis of Loans and Leases
Commercial real estate	942,293		936,114
Total Loans And Leases [Member] | Commercial real estate Industrial and warehouse [Member]
Aging Analysis of Loans and Leases
Commercial real estate	472,893		596,902
Total Loans And Leases [Member] | Other commercial real estate [Member]
Aging Analysis of Loans and Leases
Commercial real estate	1,063,675		1,324,042
Total Loans And Leases [Member] | Home equity secured by first-lien other [Member]
Aging Analysis of Loans and Leases
Home equity	4,842,144		4,380,587
Total Loans And Leases [Member] | Home equity secured by junior-lien [Member]
Aging Analysis of Loans and Leases
Home equity	3,494,174		3,954,755
Total Loans And Leases [Member] | Commercial and industrial purchased impaired
Aging Analysis of Loans and Leases
Commercial and industrial	35,526		54,472
Total Loans And Leases [Member] | Commercial real estate purchased impaired
Aging Analysis of Loans and Leases
Commercial real estate	82,073		126,923
Total Loans And Leases [Member] | Residential mortgage purchased impaired
Aging Analysis of Loans and Leases
Residential mortgage	2,498		2,243
Total Loans And Leases [Member] | Other consumer purchased impaired
Aging Analysis of Loans and Leases
Other consumer	129		140
Total Loans And Leases [Member] | Residential mortgage other
Aging Analysis of Loans and Leases
Residential mortgage	5,318,590		4,967,429
Total Loans And Leases [Member] | Other consumer other
Aging Analysis of Loans and Leases
Other consumer	379,882		419,522
Due Past And Accruing 90 Or More Days [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	14,562		26,648
Commercial real estate	39,142		56,660
Automobile	5,055		4,418
Home equity	13,983		18,200
Residential mortgage	90,454		93,534	[2]
Other consumer	998		1,672
Due Past And Accruing 90 Or More Days [Member] | Commercial and industrial owner occupied [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	0		0
Due Past And Accruing 90 Or More Days [Member] | Other commercial and industrial [Member]
Aging Analysis of Loans and Leases
Commercial and industrial	0		0
Due Past And Accruing 90 Or More Days [Member] | Commercial real estate retail properties [Member]
Aging Analysis of Loans and Leases
Commercial real estate	0		0
Due Past And Accruing 90 Or More Days [Member] | Commercial real estate Multi family [Member]
Aging Analysis of Loans and Leases
Commercial real estate	0		0
Due Past And Accruing 90 Or More Days [Member] | Commercial real estate office [Member]
Aging Analysis of Loans and Leases
Commercial real estate	0		0
Due Past And Accruing 90 Or More Days [Member] | Commercial real estate Industrial and warehouse [Member]
Aging Analysis of Loans and Leases
Commercial real estate	0		0
Due Past And Accruing 90 Or More Days [Member] | Other commercial real estate [Member]
Aging Analysis of Loans and Leases
Commercial real estate	0		0
Due Past And Accruing 90 Or More Days [Member] | Home equity secured by first-lien other [Member]
Aging Analysis of Loans and Leases
Home equity	6,338		5,202
Due Past And Accruing 90 Or More Days [Member] | Home equity secured by junior-lien [Member]
Aging Analysis of Loans and Leases
Home equity	7,645		12,998
Due Past And Accruing 90 Or More Days [Member] | Commercial and industrial purchased impaired
Aging Analysis of Loans and Leases
Commercial and industrial	14,562	[3]	26,648
Due Past And Accruing 90 Or More Days [Member] | Commercial real estate purchased impaired
Aging Analysis of Loans and Leases
Commercial real estate	39,142	[3]	56,660
Due Past And Accruing 90 Or More Days [Member] | Residential mortgage purchased impaired
Aging Analysis of Loans and Leases
Residential mortgage	339	[3]	609
Due Past And Accruing 90 Or More Days [Member] | Other consumer purchased impaired
Aging Analysis of Loans and Leases
Other consumer	0	[3]	0
Due Past And Accruing 90 Or More Days [Member] | Residential mortgage other
Aging Analysis of Loans and Leases
Residential mortgage	90,115	[2]	92,925
Due Past And Accruing 90 Or More Days [Member] | Other consumer other
Aging Analysis of Loans and Leases
Other consumer	$ 998		$ 1,672

[1]	Amounts represent certain assets of a consolidated VIE for which Huntington has elected the fair value option. See Note 21.
[2]	Includes $87,985 thousand guaranteed by the U.S. government.
[3]	All amounts represent accruing purchased credit-impaired loans related to the FDIC-assisted Fidelity Bank acquisition. Under the applicable accounting guidance (ASC-310-30), the loans were recorded at fair value upon acquisition and remain in accruing status.